May 1, 2019

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:    Touchstone Variable Series Trust (the “Trust”)
File Nos: 033-76566 and 811-8416

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information, each dated April 30, 2019, do not differ from those contained in Post-Effective Amendment No. 53 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 22, 2019 (SEC Accession No. 0000920547-19-000008 and became effective on April 30, 2019.

Any comments on this filing should be directed to me at (513) 357-6029.

Sincerely,

/s/Meredyth A. Whitford-Schultz
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Meredyth A. Whitford-Schultz
Counsel

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